CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement
Depreciation	$ 157,059	$ 206,900
Filing and regulatory fees	346,346	291,313
Office and administration	647,490	609,616
Professional fees	883,212	273,709
Share-based payments	2,453,140	1,083,428
Shareholder communication and travel	731,939	779,452
Wages and benefits	4,423,604	1,890,820
CORPORATE EXPENSES	9,642,790	5,135,238
Foreign exchange loss	3,868	811
Interest income	(2,676,508)	(1,176,950)
Gain on marketable securities	(48,320)	(620,800)
LOSS AND COMPREHENSIVE LOSS	$ 6,921,830	$ 3,338,299
Basic loss per share	$ 0.04	$ 0.02
Diluted loss per share	$ 0.04	$ 0.02
Weighted average number of common shares outstanding	187,910,004	159,763,750